Accrued and Other Current Liabilities	12 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accrued and Other Current Liabilities

6. Accrued and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at the dates indicated below:

	As of June 30,
	2026	2025
Accrued expenses and other current liabilities:
Accrued payroll	$2,855,743	$2,818,217
Accrued purchases	2,194,437	1,565,240
Employee benefits	2,139,665	1,643,072
Accrued other	46,840	21,339
Total accrued expenses and other current liabilities	$7,236,685	$6,047,868